JPMorgan Limited Duration Bond ETF
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 38.9%
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class A, 6.28%, 12/18/2037 (a) (b)	998,610	984,829
American Credit Acceptance Receivables Trust Series 2023-1, Class A, 5.45%, 9/14/2026 (a)	1,263,415	1,260,982
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-7, Class M1, 4.68%, 8/25/2033 (b)	5,718	5,809
Amortizing Residential Collateral Trust Series 2002-BC9, Class M1, 7.11%, 12/25/2032 (b)	1,189,514	1,084,497
AMSR Trust
Series 2020-SFR3, Class A, 1.36%, 9/17/2037 (a)	7,104,240	6,544,689
Series 2021-SFR2, Class A, 1.53%, 8/17/2038 (a)	4,000,000	3,544,622
Apidos CLO (Cayman Islands) Series 2019-31A, Class A1R, 6.76%, 4/15/2031 (a) (b)	4,350,000	4,347,668
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027 (a)	113,708	111,687
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A1R, 6.69%, 10/20/2031 (a) (b)	3,244,000	3,241,256
Series 2019-1A, Class A1R, 6.69%, 7/15/2032 (a) (b)	6,415,000	6,390,552
Bear Stearns Asset-Backed Securities I Trust Series 2005-HE1, Class M2, 5.06%, 1/25/2035 (b)	347,881	347,318
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1, Class A, 6.36%, 12/25/2033 (b)	392,475	371,936
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A, 3.28%, 9/26/2033 (a)	1,197,824	1,134,173
BSPRT Issuer Ltd. (Cayman Islands) Series 2022-FL8, Class A, 6.82%, 2/15/2037 (a) (b)	5,000,000	4,916,150
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (a)	797,925	756,880
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (a)	1,396,641	1,279,625
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (a)	7,897,482	7,428,910
BXG Receivables Note Trust Series 2018-A, Class A, 3.77%, 2/2/2034 (a)	805,498	779,888
BXMT Ltd. (Cayman Islands) Series 2020-FL3, Class A, 6.84%, 11/15/2037 (a) (b)	7,415,862	7,103,417
CarMax Auto Owner Trust
Series 2020-4, Class A3, 0.50%, 8/15/2025	562,414	555,106
Series 2022-2, Class A3, 3.49%, 2/16/2027	4,720,000	4,629,953
Carvana Auto Receivables Trust
Series 2020-P1, Class A4, 0.61%, 10/8/2026	1,845,685	1,783,748
Series 2023-N4, Class A, 6.42%, 1/10/2028 (a)	5,250,000	5,256,062
Centex Home Equity Loan Trust Series 2002-A, Class MV1, 6.31%, 1/25/2032 (b)	68,034	67,803
CF Hippolyta Issuer LLC Series 2020-1, Class A1, 1.69%, 7/15/2060 (a)	2,307,094	2,111,862
CoreVest American Finance Trust
Series 2019-1, Class A, 3.32%, 3/15/2052 (a)	16,393	16,348
Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	652,505	625,675
Series 2020-4, Class A, 1.17%, 12/15/2052 (a)	3,926,568	3,593,243
Countrywide Asset-Backed Certificates
Series 2003-BC2, Class 2A1, 6.06%, 6/25/2033 (b)	237,315	216,592
Series 2004-S1, Class M2, 5.58%, 2/25/2035 (c)	14,789	14,565
CPS Auto Receivables Trust
Series 2023-A, Class A, 5.54%, 3/16/2026 (a)	1,514,321	1,511,536
Series 2022-C, Class A, 4.18%, 4/15/2030 (a)	2,190,788	2,180,902
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class A, 0.96%, 2/15/2030 (a)	1,084,520	1,076,663
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	2,375,000	2,384,735
Diamond Resorts Owner Trust Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	476,258	440,042
DLLST LLC Series 2022-1A, Class A3, 3.40%, 1/21/2025 (a)	3,142,089	3,117,333
DT Auto Owner Trust
Series 2022-2A, Class A, 2.88%, 6/15/2026 (a)	597,308	594,492
Series 2021-1A, Class C, 0.84%, 10/15/2026 (a)	650,615	641,301

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-1A, Class A, 5.48%, 4/15/2027 (a)	2,617,436	2,609,523
Elmwood CLO Ltd. (Cayman Islands) Series 2020-2A, Class AR, 6.83%, 10/20/2034 (a) (b)	7,500,000	7,495,980
Enterprise Fleet Financing LLC Series 2022-1, Class A2, 3.03%, 1/20/2028 (a)	2,230,424	2,181,916
Exeter Automobile Receivables Trust
Series 2022-3A, Class A3, 4.21%, 1/15/2026	1,421,409	1,419,761
Series 2023-4A, Class C, 6.51%, 8/15/2028	2,500,000	2,496,254
First Franklin Mortgage Loan Trust
Series 2002-FF1, Class M1, 6.51%, 4/25/2032 (b)	49,069	48,635
Series 2002-FF4, Class M1, 7.03%, 2/25/2033 (b)	578,174	450,185
Series 2003-FFH1, Class M2, 8.08%, 9/25/2033 (b)	226,721	193,290
Series 2004-FF8, Class M4, 7.06%, 10/25/2034 (b)	205,363	183,781
FirstKey Homes Trust Series 2021-SFR1, Class A, 1.54%, 8/17/2038 (a)	6,909,174	6,148,208
FS Rialto (Cayman Islands) Series 2021-FL3, Class A, 6.69%, 11/16/2036 (a) (b)	5,290,000	5,188,622
Galaxy CLO Ltd. (Cayman Islands) Series 2013-15A, Class ARR, 6.63%, 10/15/2030 (a) (b)	1,717,985	1,714,537
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 ‡ (a) (b)	1,966,761	1,708,677
Series 2019-1A, Class A, 3.86%, 10/15/2054 ‡ (a)	1,412,991	1,252,432
Goodgreen Trust Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (a)	1,239,070	1,110,168
GreenPoint Mortgage Funding Trust Series 2005-HE3, Class A, 5.62%, 9/15/2030 (b)	8,192	7,886
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (a)	784,780	690,670
Hilton Grand Vacations Trust
Series 2018-AA, Class A, 3.54%, 2/25/2032 (a)	349,579	338,327
Series 2022-2A, Class A, 4.30%, 1/25/2037 (a)	1,904,826	1,830,127
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	777,039	733,526
Hyundai Auto Lease Securitization Trust Series 2021-B, Class B, 0.62%, 3/16/2026 (a)	4,635,000	4,622,853
LCM Ltd. (Cayman Islands) Series 29A, Class AR, 6.73%, 4/15/2031 (a) (b)	5,000,000	4,970,790
Lendingpoint Asset Securitization Trust
Series 2022-B, Class A, 4.77%, 10/15/2029 (a)	1,764,073	1,745,586
Series 2022-C, Class A, 6.56%, 2/15/2030 (a)	1,745,114	1,743,076
Lendmark Funding Trust Series 2022-1A, Class A, 5.12%, 7/20/2032 (a)	3,000,000	2,947,678
LP LMS Asset Securitization Trust
Series 2021-2A, Class A, 1.75%, 1/15/2029 (a)	372,638	369,656
Series 2023-1A, Class A, 8.18%, 10/17/2033 ‡ (a)	2,333,321	2,322,611
Mariner Finance Issuance Trust
Series 2020-AA, Class A, 2.19%, 8/21/2034 (a)	1,849,544	1,802,418
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	3,000,000	2,691,454
Marlin Receivables LLC Series 2022-1A, Class A2, 4.53%, 9/20/2025 (a)	1,951,028	1,940,638
MF1 Ltd. (Cayman Islands)
Series 2021-FL7, Class A, 6.53%, 10/16/2036 (a) (b)	3,498,599	3,447,530
Series 2022-FL8, Class A, 6.68%, 2/19/2037 (a) (b)	5,000,000	4,902,415
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2020-37A, Class AR, 6.65%, 7/20/2031 (a) (b)	4,425,000	4,405,437
New Century Home Equity Loan Trust Series 2003-5, Class AII, 3.73%, 11/25/2033 (b)	172,684	145,913
OCP CLO Ltd. (Cayman Islands) Series 2015-9A, Class A1R2, 6.64%, 1/15/2033 (a) (b)	5,000,000	4,969,460
OneMain Financial Issuance Trust Series 2021-1A, Class A1, 1.55%, 6/16/2036 (a)	5,000,000	4,405,725
Oportun Issuance Trust Series 2022-A, Class A, 5.05%, 6/9/2031 (a)	5,000,000	4,887,906
Pagaya AI Technology in Housing Trust Series 2023-1, Class A, 3.60%, 10/25/2040 (a)	3,500,000	3,109,241
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-3A, Class A1, 6.48%, 7/20/2029 (a) (b)	1,849,142	1,843,642
Series 2021-4A, Class A1, 6.46%, 10/15/2029 (a) (b)	3,301,029	3,291,182

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-2A, Class A1, 6.66%, 10/15/2030 (a) (b)	4,107,501	4,093,922
PRET LLC Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (c)	1,789,142	1,728,597
Progress Residential
Series 2021-SFR1, Class A, 1.05%, 4/17/2038 (a)	3,010,165	2,684,443
Series 2021-SFR4, Class A, 1.56%, 5/17/2038 (a)	4,988,847	4,470,874
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (a)	8,925,255	8,187,533
Series 2019-SFR4, Class A, 2.69%, 10/17/2036 (a)	8,461,765	8,199,945
Series 2020-SFR2, Class A, 2.08%, 6/17/2037 (a)	5,043,390	4,751,588
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	4,466,301	3,931,776
Series 2023-SFR1, Class A, 4.30%, 3/17/2040 (a)	3,392,478	3,176,781
PRPM LLC Series 2021-10, Class A1, 2.49%, 10/25/2026 (a) (c)	1,194,944	1,136,581
RASC Trust Series 2003-KS4, Class MI2, 5.01%, 6/25/2033 (c)	522,587	391,073
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (a)	2,750,000	2,606,501
Santander Drive Auto Receivables Trust Series 2022-4, Class A3, 4.14%, 2/16/2027	5,742,021	5,693,965
SCF Equipment Leasing LLC Series 2022-2A, Class A3, 6.50%, 10/21/2030 (a)	5,900,000	5,933,482
Sierra Timeshare Receivables Funding LLC
Series 2019-2A, Class A, 2.59%, 5/20/2036 (a)	351,276	343,703
Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	509,521	481,081
SoFi Professional Loan Program Trust
Series 2021-B, Class AFX, 1.14%, 2/15/2047 (a)	2,972,113	2,448,480
Series 2018-B, Class A2FX, 3.34%, 8/25/2047 (a)	732,598	711,862
Structured Asset Investment Loan Trust Series 2003-BC2, Class A3, 6.16%, 4/25/2033 (b)	11,278	11,226
Symphony CLO Ltd. (Cayman Islands) Series 2016-18A, Class A1RR, 6.77%, 7/23/2033 (a) (b)	5,000,000	4,990,130
Tesla Auto Lease Trust Series 2021-B, Class A4, 0.63%, 9/22/2025 (a)	2,680,000	2,617,602
Toyota Auto Receivables Owner Trust Series 2020-C, Class A4, 0.57%, 10/15/2025	4,410,881	4,338,716
Tricon American Homes Series 2020-SFR1, Class A, 1.50%, 7/17/2038 (a)	5,977,900	5,363,312
Tricon American Homes Trust Series 2019-SFR1, Class A, 2.75%, 3/17/2038 (a)	3,253,046	3,032,522
Upstart Securitization Trust
Series 2021-4, Class A, 0.84%, 9/20/2031 (a)	231,541	230,358
Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	2,192,528	2,179,822
Series 2023-1, Class A, 6.59%, 2/20/2033 (a)	2,657,827	2,656,085
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 ‡ (a)	1,550,489	1,479,766
VCAT LLC Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 (a) (c)	548,343	539,292
Verdant Receivables LLC Series 2023-1A, Class A2, 6.24%, 1/13/2031 (a)	2,810,000	2,805,886
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (a) (c)	1,416,265	1,324,224
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (c)	1,056,043	1,005,823
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (a) (c)	3,809,271	3,583,795
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (c)	3,152,131	3,006,346
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (c)	1,051,248	989,573
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (a) (c)	1,657,482	1,605,133
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (c)	2,170,397	2,076,271
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (c)	3,005,719	2,832,340
Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034 (a)	521,623	514,165
Westlake Automobile Receivables Trust
Series 2022-3A, Class A2, 5.24%, 7/15/2025 (a)	3,575,698	3,572,261
Series 2022-2A, Class A3, 3.75%, 4/15/2026 (a)	5,350,000	5,296,697
Series 2023-3A, Class A3, 5.82%, 5/17/2027 (a)	4,000,000	3,998,250

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
World Omni Select Auto Trust Series 2020-A, Class B, 0.84%, 6/15/2026	1,996,456	1,981,256
Total Asset-Backed Securities (Cost $315,656,228)		303,823,603
Collateralized Mortgage Obligations — 27.5%
Alternative Loan Trust
Series 2004-J4, Class 1A6, 5.40%, 6/25/2034 (c)	213	206
Series 2004-33, Class 3A3, 4.22%, 12/25/2034 (b)	104,270	94,850
Banc of America Funding Trust Series 2006-1, Class 2A1, 5.50%, 1/25/2036	90,923	75,790
Banc of America Mortgage Trust Series 2004-D, Class 2A2, 4.61%, 5/25/2034 (b)	86,222	79,338
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC6, Class M1, 6.46%, 11/25/2034 (b)	89,949	19,829
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M1, 6.08%, 10/25/2041 (a) (b)	304,999	304,623
Series 2021-R03, Class 1M1, 6.18%, 12/25/2041 (a) (b)	3,627,677	3,602,868
Series 2022-R01, Class 1M1, 6.33%, 12/25/2041 (a) (b)	2,154,317	2,143,886
Series 2022-R06, Class 1M1, 8.08%, 5/25/2042 (a) (b)	2,827,371	2,896,582
Series 2022-R07, Class 1M1, 8.28%, 6/25/2042 (a) (b)	4,189,334	4,302,494
Series 2022-R08, Class 1M1, 7.88%, 7/25/2042 (a) (b)	1,613,020	1,653,352
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2005-5, Class 1A1, 5.00%, 7/25/2020	2,648	2,535
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	233,423	221,631
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, Class 2A4, 5.67%, 10/25/2033 (b)	149,855	142,858
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.71%, 2/25/2020 (b)	24,152	23,640
FHLMC STACR REMIC Trust Series 2021-DNA3, Class M1, 6.08%, 10/25/2033 (a) (b)	1,324,618	1,321,351
FHLMC, REMIC
Series 1974, Class ZA, 7.00%, 7/15/2027	11,460	11,441
Series 3737, Class DG, 5.00%, 10/15/2030	83,987	82,958
Series 4120, Class KI, IO, 3.00%, 10/15/2032	731,178	42,926
Series 5000, Class CB, 1.25%, 1/25/2035	4,362,333	3,748,608
Series 3300, Class FA, 5.74%, 8/15/2035 (b)	104,076	102,036
Series 3085, Class VS, IF, 6.97%, 12/15/2035 (b)	98,241	104,063
Series 4867, Class WF, 5.09%, 4/15/2037 (b)	7,116,868	6,966,837
Series 4350, Class AF, 5.25%, 12/15/2037 (b)	1,869,406	1,800,389
Series 4350, Class FK, 5.17%, 6/15/2038 (b)	2,220,046	2,137,693
Series 4515, Class FA, 5.23%, 8/15/2038 (b)	1,103,655	1,078,425
Series 4350, Class KF, 4.56%, 1/15/2039 (b)	377,814	363,650
Series 4448, Class TF, 5.27%, 5/15/2040 (b)	2,144,808	2,095,914
Series 4480, Class FM, 4.63%, 6/15/2040 (b)	2,711,095	2,604,998
Series 4457, Class KF, 5.08%, 10/15/2040 (b)	3,528,572	3,443,472
Series 4363, Class FA, 5.01%, 9/15/2041 (b)	1,705,478	1,662,712
Series 4413, Class WF, 5.00%, 10/15/2041 (b)	1,562,754	1,505,356
Series 4559, Class AF, 5.55%, 3/15/2042 (b)	1,142,711	1,134,300
Series 4074, Class FE, 5.84%, 7/15/2042 (b)	1,312,126	1,270,375
Series 4150, Class F, 5.81%, 1/15/2043 (b)	3,496,294	3,346,584
Series 4161, Class YF, 5.81%, 2/15/2043 (b)	2,635,169	2,523,850
Series 4281, Class FB, 5.99%, 12/15/2043 (b)	1,826,128	1,762,066
Series 4606, Class FL, 5.94%, 12/15/2044 (b)	3,676,259	3,534,229
Series 4594, Class GN, 2.50%, 2/15/2045	1,770,335	1,570,752
Series 5072, Class QC, 1.00%, 10/25/2050	5,288,451	3,899,401

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
FHLMC, STRIPS
Series 343, Class F4, 5.78%, 10/15/2037 (b)	1,837,522	1,795,229
Series 328, Class S4, IF, IO, 1.82%, 2/15/2038 (b)	3,430,418	191,173
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-51, Class 1A, PO, 9/25/2042	38,032	30,073
Series T-54, Class 4A, 4.16%, 2/25/2043 (b)	734,261	657,214
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.74%, 12/25/2034 (b)	74,734	69,470
Flagstar Mortgage Trust Series 2019-2, Class A2, 3.50%, 12/25/2049 (a) (b)	1,398,842	1,218,371
FNMA Trust, Whole Loan Series 2004-W2, Class 4A, 4.16%, 2/25/2044 (b)	109,292	104,357
FNMA, Grantor Trust, Whole Loan
Series 2002-T6, Class A4, 4.94%, 3/25/2041 (b)	361,454	340,484
Series 2001-T8, Class A1, 7.50%, 7/25/2041	124,851	123,150
FNMA, REMIC
Series G94-9, Class PJ, 6.50%, 8/17/2024	1,211	1,208
Series 2013-43, Class YH, 2.50%, 5/25/2033	715,465	668,140
Series 2004-17, Class BF, 5.79%, 1/25/2034 (b)	95,945	95,565
Series 2006-3, Class SB, IF, IO, 1.26%, 7/25/2035 (b)	93,298	1,061
Series 2006-16, Class HZ, 5.50%, 3/25/2036	106,926	104,346
Series 2006-124, Class FC, 5.79%, 1/25/2037 (b)	556,013	537,068
Series 2014-23, Class FA, 5.41%, 10/25/2039 (b)	7,913,981	7,731,385
Series 2012-38, Class PA, 2.00%, 9/25/2041	852,387	765,826
Series 2012-93, Class ME, 2.50%, 1/25/2042	1,032,239	932,976
Series 2012-13, Class FA, 6.02%, 2/25/2042 (b)	4,936,441	4,779,754
Series 2012-31, Class FB, 5.99%, 4/25/2042 (b)	3,955,528	3,826,398
Series 2013-23, Class KJ, 2.25%, 5/25/2042	1,625,666	1,441,499
Series 2012-119, Class FB, 5.79%, 11/25/2042 (b)	2,597,836	2,480,511
Series 2012-139, Class JA, 3.50%, 12/25/2042	1,952,691	1,770,655
Series 2013-6, Class FL, 5.84%, 2/25/2043 (b)	640,375	614,211
Series 2014-49, Class AF, 5.36%, 8/25/2044 (b)	110,628	106,932
Series 2015-42, Class BF, 5.63%, 6/25/2045 (b)	2,526,798	2,479,271
Series 2016-25, Class LA, 3.00%, 7/25/2045	6,937,503	6,217,780
Series 2016-33, Class JA, 3.00%, 7/25/2045	2,421,721	2,185,931
Series 2015-91, Class AF, 5.09%, 12/25/2045 (b)	2,558,454	2,488,693
Series 2016-58, Class SA, IO, 1.33%, 8/25/2046 (b)	6,709,275	293,383
Series 2017-108, Class PA, 3.00%, 6/25/2047	1,504,033	1,339,581
Series 2017-104, Class LA, 3.00%, 11/25/2047	1,045,108	924,652
Series 2019-38, Class PC, 3.00%, 2/25/2048	2,351,731	2,119,015
Series 2019-77, Class FP, 5.99%, 1/25/2050 (b)	9,339,564	8,983,098
Series 2014-66, Class WF, 5.41%, 10/25/2054 (b)	1,064,884	1,048,508
Series 2019-74, Class BF, 5.99%, 12/25/2059 (b)	4,565,154	4,372,022
FNMA, REMIC Trust, Whole Loan
Series 2003-W4, Class 5A, 3.96%, 10/25/2042 (b)	345,580	303,984
Series 2003-W15, Class 3A, 4.48%, 12/25/2042 (b)	371,634	344,473
Series 2003-W1, Class 2A, 5.23%, 12/25/2042 (b)	111,722	105,815
Series 2009-W1, Class A, 6.00%, 12/25/2049	124,687	123,760
GNMA
Series 2011-158, Class EB, 4.00%, 12/20/2026	2,031,816	1,976,402
Series 2010-166, Class GP, 3.00%, 4/20/2039	219,941	215,797
Series 2012-61, Class FM, 5.84%, 5/16/2042 (b)	3,454,207	3,371,736

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2012-H21, Class FA, 5.94%, 7/20/2062 (b)	959,324	954,630
Series 2012-H29, Class FA, 5.95%, 10/20/2062 (b)	788,905	785,731
Series 2013-H16, Class FA, 5.98%, 7/20/2063 (b)	1,985,595	1,976,595
Series 2014-H07, Class FC, 6.04%, 5/20/2064 (b)	8,830,831	8,795,415
Series 2014-H11, Class JA, 5.94%, 6/20/2064 (b)	2,196,593	2,184,132
Series 2014-H17, Class FM, 5.92%, 8/20/2064 (b)	6,589,075	6,551,137
Series 2015-H03, Class FD, 6.08%, 1/20/2065 (b)	3,651,407	3,613,220
Series 2015-H04, Class FL, 5.91%, 2/20/2065 (b)	5,683,548	5,653,099
Series 2015-H12, Class FJ, 5.87%, 5/20/2065 (b)	3,254,262	3,237,397
Series 2015-H14, Class FB, 5.87%, 5/20/2065 (b)	3,793,838	3,776,578
Series 2015-H12, Class FA, 5.92%, 5/20/2065 (b)	4,112,680	4,092,995
Series 2015-H15, Class FB, 6.04%, 6/20/2065 (b)	5,964,282	5,914,597
Series 2015-H19, Class FN, 5.88%, 7/20/2065 (b)	6,377,541	6,339,115
Series 2015-H23, Class TA, 5.91%, 9/20/2065 (b)	8,699,835	8,649,017
GSAA Trust Series 2004-CW1, Class 1A1, 5.50%, 4/1/2034	358,785	329,536
GSR Mortgage Loan Trust Series 2004-10F, Class 7A1, 5.50%, 9/25/2034	66,022	62,826
Impac CMB Trust
Series 2004-6, Class 1A2, 6.24%, 10/25/2034 (b)	32,117	31,055
Series 2005-5, Class A1, 6.10%, 8/25/2035 (b)	290,807	262,535
IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A1, 3.54%, 3/25/2037 (b)	203,707	167,352
JPMorgan Mortgage Trust Series 2003-A1, Class 1A1, 4.52%, 10/25/2033 (b)	18,583	16,730
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 5.87%, 4/21/2034 (b)	52,981	49,733
Series 2004-13, Class 3A7B, 7.41%, 11/21/2034 (b)	173,685	160,090
MASTR Seasoned Securitization Trust Series 2003-1, Class 3A2, 5.86%, 2/25/2033 (b)	34,341	32,276
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
Series 2002-TBC1, Class B1, 6.44%, 9/15/2030 (b)	14,791	13,783
Series 2002-TBC1, Class B2, 6.84%, 9/15/2030 (b)	5,951	4,653
Series 2001-TBC1, Class B1, 6.32%, 11/15/2031 (b)	59,688	54,323
Merrill Lynch Mortgage Investors Trust
Series 2004-D, Class A1, 6.12%, 9/25/2029 (b)	75,046	71,075
Series 2004-1, Class 2A3, 4.57%, 12/25/2034 (b)	67,408	61,030
Metlife Securitization Trust
Series 2017-1A, Class A, 3.00%, 4/25/2055 (a) (b)	580,044	532,083
Series 2018-1A, Class A, 3.75%, 3/25/2057 (a) (b)	1,737,299	1,611,081
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2003-HYB1, Class A4, 6.09%, 3/25/2033 (b)	43,071	37,095
Series 2003-HYB1, Class B1, 6.09%, 3/25/2033 (b)	44,193	24,873
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.64%, 4/25/2034 (b)	558,780	541,609
Series 2004-5AR, Class 3A3, 5.23%, 7/25/2034 (b)	73,440	64,599
Series 2004-5AR, Class 3A5, 5.23%, 7/25/2034 (b)	413,866	380,283
Series 2004-11AR, Class 1A2A, 5.77%, 1/25/2035 (b)	174,386	154,507
MRFC Mortgage Pass-Through Trust Series 2002-TBC2, Class B1, 6.29%, 8/15/2032 (b)	31,379	28,187
NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3, Class AF, 5.91%, 2/25/2035 (a) (b)	515,105	408,311
New Residential Mortgage Loan Trust Series 2018-4A, Class A1S, 6.21%, 1/25/2048 (a) (b)	1,127,714	1,091,519
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A3, Class A1, 5.50%, 8/25/2033 (c)	129,117	125,754
Prime Mortgage Trust Series 2005-2, Class 2A1, 5.94%, 10/25/2032 (b)	175,255	170,148
PRPM LLC Series 2020-6, Class A1, 5.36%, 11/25/2025 (a) (c)	1,830,926	1,798,243

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
RFMSI Trust
Series 2005-SA2, Class 2A2, 5.17%, 6/25/2035 (b)	306,364	284,925
Series 2006-SA4, Class 2A1, 5.55%, 11/25/2036 (b)	141,864	120,840
Seasoned Credit Risk Transfer Trust Series 2020-1, Class M55G, 3.00%, 8/25/2059	7,078,834	6,143,291
Sequoia Mortgage Trust
Series 11, Class A, 6.35%, 12/20/2032 (b)	7,514	6,595
Series 2003-3, Class A2, 6.37%, 7/20/2033 (b)	58,740	51,059
Series 2004-11, Class A2, 6.44%, 12/20/2034 (b)	324,623	279,342
Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A1, 6.15%, 3/19/2034 (b)	26,099	23,833
Structured Asset Mortgage Investments Trust Series 2002-AR2, Class A3, 6.20%, 7/19/2032 (b)	116,575	79,605
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-24A, Class 2A, 6.60%, 7/25/2033 (b)	243,074	229,433
Series 2003-40A, Class 4A, 7.16%, 1/25/2034 (b)	118,939	108,854
Thornburg Mortgage Securities Trust Series 2004-4, Class 5A, 2.80%, 12/25/2044 (b)	1,226,845	1,039,886
Towd Point Mortgage Trust Series 2018-4, Class A1, 3.00%, 6/25/2058 (a) (b)	2,875,422	2,617,651
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR3, Class A1, 4.50%, 6/25/2034 (b)	238,982	213,532
Series 2004-AR11, Class A, 5.97%, 10/25/2034 (b)	119,527	106,570
Total Collateralized Mortgage Obligations (Cost $225,193,615)		215,074,188
Mortgage-Backed Securities — 9.5%
FHLMC Gold Pools, Other Pool # U49009, 3.00%, 8/1/2028	805,127	769,009
FHLMC UMBS, 30 Year
Pool # RA2459, 4.00%, 4/1/2050	4,869,061	4,487,486
Pool # RA2904, 3.00%, 6/1/2050	4,746,661	4,055,325
Pool # RA2970, 2.50%, 7/1/2050	5,418,299	4,410,696
Pool # SD1787, 5.00%, 10/1/2052	3,651,506	3,578,568
Pool # SD8277, 5.50%, 12/1/2052	4,618,575	4,559,348
FNMA UMBS, 15 Year Pool # AD1969, 4.00%, 2/1/2025	103,610	103,155
FNMA UMBS, 20 Year
Pool # MA1338, 3.00%, 2/1/2033	841,584	780,445
Pool # MA1401, 3.00%, 4/1/2033	326,414	302,495
Pool # MA1490, 3.00%, 7/1/2033	1,081,058	1,001,151
FNMA UMBS, 30 Year
Pool # 995724, 6.00%, 4/1/2039	146,195	150,940
Pool # AD0588, 5.00%, 12/1/2039	718,794	716,732
Pool # AD9721, 5.50%, 8/1/2040	170,518	170,022
Pool # BM3048, 4.00%, 10/1/2042	3,051,061	2,861,672
Pool # AS4592, 4.00%, 2/1/2045	5,126,944	4,778,511
Pool # BM5560, 4.00%, 1/1/2046	3,584,962	3,356,888
Pool # CA0411, 4.00%, 9/1/2047	3,434,610	3,207,824
Pool # CA2489, 4.50%, 10/1/2048	618,402	582,157
Pool # BP7345, 3.00%, 6/1/2050	6,140,284	5,235,094
Pool # BQ7436, 3.00%, 9/1/2051	4,315,697	3,660,827
Pool # BQ7454, 3.00%, 12/1/2051	5,791,133	4,912,361
Pool # FS2898, 4.50%, 9/1/2052	5,476,695	5,131,558
Pool # FS3051, 5.00%, 10/1/2052	3,496,662	3,426,817
Pool # CB4839, 5.50%, 10/1/2052	3,695,003	3,648,144
FNMA, Other Pool # BK7908, 4.00%, 11/1/2048	291,806	265,037

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
GNMA I, 15 Year Pool # 723171, 4.50%, 10/15/2024	39,236	39,471
GNMA II, 30 Year Pool # CG5224, 3.50%, 8/20/2051	8,989,143	7,924,225
Total Mortgage-Backed Securities (Cost $84,585,868)		74,115,958
Commercial Mortgage-Backed Securities — 9.1%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035 (a) (b)	1,944,523	1,759,936
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class A, 3.22%, 4/14/2033 (a)	3,500,000	3,302,200
BANK Series 2021-BN35, Class A2, 1.87%, 6/15/2064	2,650,000	2,371,596
Bayview Commercial Asset Trust
Series 2005-2A, Class A2, 5.98%, 8/25/2035 (a) (b)	377,418	342,845
Series 2005-2A, Class M1, 6.10%, 8/25/2035 (a) (b)	75,378	69,304
Series 2007-3, Class A2, 5.89%, 7/25/2037 (a) (b)	367,885	323,602
BBCMS Mortgage Trust Series 2020-C7, Class A2, 2.02%, 4/15/2053	1,000,000	895,045
BBCMS Trust Series 2015-VFM, Class A1, 2.47%, 3/10/2036 (a)	764,549	722,715
BHMS Series 2018-ATLS, Class A, 6.87%, 7/15/2035 (a) (b)	6,000,000	5,929,548
BPR Trust Series 2021-KEN, Class A, 6.69%, 2/15/2029 (a) (b)	2,115,000	2,102,013
BX Series 2021-MFM1, Class A, 6.14%, 1/15/2034 (a) (b)	3,065,047	3,016,868
BX Trust
Series 2021-BXMF, Class A, 6.07%, 10/15/2026 (a) (b)	7,507,721	7,340,429
Series 2021-LBA, Class AJV, 6.24%, 2/15/2036 (a) (b)	6,500,000	6,369,492
Commercial Mortgage Trust Series 2020-CBM, Class A1, 2.31%, 2/10/2037 (a) (b)	6,000,000	5,676,364
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 7.33%, 1/25/2051 (a) (b)	162,784	158,045
FHLMC, Multi-Family Structured Pass-Through Certificates
Series Q007, Class APT2, 3.46%, 10/25/2047 (b)	1,028,763	1,005,528
Series Q013, Class APT1, 1.78%, 5/25/2050 (b)	2,699,582	2,596,604
ILPT Commercial Mortgage Trust Series 2022-LPF2, Class A, 7.57%, 10/15/2039 (a) (b)	3,000,000	2,971,535
OAKST Commercial Mortgage Trust Series 2023-NLP, Class A, 6.30%, 3/15/2040 (a) (b)	2,000,000	1,992,219
One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 9/15/2054 (a)	5,000,000	4,065,000
ONE Mortgage Trust Series 2021-PARK, Class A, 6.14%, 3/15/2036 (a) (b)	7,000,000	6,595,333
SMR Mortgage Trust Series 2022-IND, Class A, 6.97%, 2/15/2039 (a) (b)	7,421,798	6,997,271
STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 7.09%, 11/15/2036 (a) (b)	2,300,000	2,237,214
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	36,602	33,674
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class A, 6.59%, 2/15/2040 (a) (b)	2,158,874	2,072,212
Total Commercial Mortgage-Backed Securities (Cost $74,581,107)		70,946,592
Corporate Bonds — 6.0%
Banks — 1.6%
BNP Paribas SA (France) (SOFR + 1.00%), 1.32%, 1/13/2027 (a) (d)	6,470,000	5,879,427
Sumitomo Mitsui Financial Group, Inc. (Japan) 0.95%, 1/12/2026	2,900,000	2,639,184
Truist Financial Corp. 1.20%, 8/5/2025	4,000,000	3,708,299
		12,226,910
Capital Markets — 0.5%
Credit Suisse AG (Switzerland) 7.95%, 1/9/2025	4,000,000	4,077,718
Consumer Finance — 1.3%
American Honda Finance Corp. (3-MONTH CME TERM SOFR + 0.54%), 5.97%, 1/12/2024 (d)	10,000,000	10,000,713
Diversified Telecommunication Services — 0.5%
AT&T, Inc. 1.65%, 2/1/2028	4,335,000	3,775,839

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — 0.2%
Southern Power Co. 0.90%, 1/15/2026	1,780,000	1,618,562
Insurance — 1.9%
Metropolitan Life Global Funding I (SOFR + 0.32%), 5.68%, 1/7/2024 (a) (d)	10,000,000	10,000,458
Protective Life Global Funding 1.17%, 7/15/2025 (a)	5,190,000	4,824,472
		14,824,930
Total Corporate Bonds (Cost $48,664,021)		46,524,672
	SHARES
Short-Term Investments — 8.6%
Investment Companies — 8.6%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (e) (f) (Cost $66,975,667)	66,955,400	66,988,878
Total Investments — 99.6% (Cost $815,656,506)		777,473,891
Other Assets Less Liabilities — 0.4%		2,995,278
NET ASSETS — 100.0%		780,469,169

Percentages indicated are based on net assets.

Abbreviations
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2023.

(c)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2023.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2023.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of November 30, 2023.

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$285,793,864	$18,029,739	$303,823,603
Collateralized Mortgage Obligations	—	215,074,188	—	215,074,188
Commercial Mortgage-Backed Securities	—	70,946,592	—	70,946,592
Corporate Bonds	—	46,524,672	—	46,524,672
Mortgage-Backed Securities	—	74,115,958	—	74,115,958
Short-Term Investments
Investment Companies	66,988,878	—	—	66,988,878
Total Investments in Securities	$66,988,878	$692,455,274	$18,029,739	$777,473,891

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2023*	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2023
Investments in Securities:
Asset-Backed Securities	$18,725,809	$—	$82,024	$10,851	$6,194,524	$(6,983,469)	$—	$—	$18,029,739
Collateralized Mortgage Obligations	—	—	—	—	5,000,000	(5,000,000)	—	—	—
Total	$18,725,809	$—	$82,024	$10,851	$11,194,524	$(11,983,469)	$—	$—	$18,029,739

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

*
As of the close of business on July 28, 2023, JPMorgan Limited Duration Bond Fund (the "Acquired Fund"), a series of Trust II Funds, reorganized ("the Reorganization") into a newly created exchange-traded fund, JPMorgan Limited Duration Bond ETF (the "Fund"). Following the
Reorganization, the Acquired Fund's performance and financial history were adopted by the Fund. The tables include transactions from the
Acquired Fund for the period March 1, 2023 through July 28, 2023.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2023, which were valued using significant unobservable inputs (level 3) amounted to $50,524.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$15,707,127	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (2.98%)
			Constant Default Rate	0.00% - 29.00% (2.73%)
			Yield (Discount Rate of Cash Flows)	6.62% - 15.84% (7.80%)
Asset-Backed Securities	15,707,127
Total	$15,707,127

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2023, the value of these investments was $2,322,612. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023*
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	$—	$170,115,248	$103,142,322	$2,741	$13,211	$66,988,878	66,955,400	$965,436	$—
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.39% (a) (b)	98,193,083	216,149,340	314,319,032	13,438	(36,829)	—	—	1,660,612	—
Total	$98,193,083	$386,264,588	$417,461,354	$16,179	$(23,618)	$66,988,878		$2,626,048	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.
*
As of the close of business on July 28, 2023, JPMorgan Limited Duration Bond Fund (the "Acquired Fund"), a series of Trust II Funds, reorganized ("the Reorganization") into a newly created exchange-traded fund, JPMorgan Limited Duration Bond ETF (the "Fund"). Following the
Reorganization, the Acquired Fund's performance and financial history were adopted by the Fund. The tables include transactions from the
Acquired Fund for the period March 1, 2023 through July 28, 2023.